Related Party Balances and Transactions (Details) - Schedule of Transactions with Related Parties Balances - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Transactions With Related Parties Balances [Abstract]
Current liabilities	$ 3,599,917	$ 3,579,169	$ 3,322,862	$ 3,033,028
Non-current liabilities	11,209,129	11,278,227	12,209,702	12,666,389
Total	$ 14,809,046	$ 14,857,396	$ 15,532,564	$ 15,699,417